Principal Components of Deferred Income Tax Assets/Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current deferred tax assets:
Bad debt provision	$ 222	$ 185
Inventory write down	1	644
Prepaid expenses and accruals	52	116
Bonus accrual	2,935	2,213
Net operating loss	1,142	4,545
Other	1,646	1,352
Less: valuation allowance	(9)
Subtotal	5,989	9,055
Noncurrent deferred tax assets:
Net operating loss carryforwards	595	2,805
Other	235	232
Less: valuation allowance	(579)
Subtotal	251	3,037
Total deferred tax assets	6,240	12,092
Current deferred tax liabilities:
Unrealized foreign exchange gains and losses	329	64
Others	(17)	688
Subtotal	312	752
Noncurrent deferred tax liabilities:
Intangible asset basis difference	1,579	2,707
Others	1,828	1,447
Subtotal	3,407	4,154
Total deferred tax liabilities	$ 3,719	$ 4,906